STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
NOTE 12 – STOCK-BASED COMPENSATION

In December 2008, the Company adopted the 2008 Employees and Directors Commitment Stock Option Plan and reserved 1,500,000 shares of common stock for ICTS International N.V. future issuance. The plan expired in 2018.

Under the Company's stock option plan, stock options may be granted to employees, officers, directors and consultants of the Company at an exercise price equivalent to at least the fair market value of the Company's common stock on the date of grant with expiration terms of not more than ten years. Options granted under the plans generally vest over a period of three years.

As of December 31, 2018 and 2017, there were no outstanding stock options of ICTS International N.V. In addition there were no stock options of ICTS International N.V. granted or exercised during the years ended December 31, 2018 and 2017. During the year ended December 31, 2017, all outstanding options of ICTS International N.V. expired.

In June 2016, one of the Company’s wholly-owned subsidiaries adopted a Stock Option Plan and reserved 500,000 shares of common stock for that subsidiary’s future issuance. As of December 31, 2018, the subsidiary has 10,000,000 authorized shares of which 9,500,000 shares are issued and outstanding. Under the stock option plan, stock options may be granted to employees, officers, directors, consultants and service providers of the Company at an exercise price as determined by the subsidiary’s board of directors with expiration terms of not more than ten years after the date such option is granted. Options granted under the plan generally vest over a period of four years.

During the year ended December 31, 2017,  the subsidiary granted 62,500 options to certain employees of the Company, at an exercise price of €0.01 per share. The grant date fair value was determined to be immaterial.

The following is a summary of the Company’s subsidiary stock options issued and outstanding:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term
Options outstanding as of December 31, 2017	290,500	$0.01
Options granted	-	-
Options exercised	-	-
Forfeited	-	-
Options outstanding , end of the year	290,500	$0.01	8.5 years

Options exercisable, as of December 31, 2018	130,250	$0.01	8.5 years

Non-vested options consist of the following:

	Number of	Weighted average
	options	exercise price
Non-vested opions, as of December 31, 2017	233,500	$0.01
Granted	-	-
Vested	(73,250)	-
Forfeited	-	-
Non-vested options, as of December 31, 2018	160,250	$0.01

During the years ended December 31, 2018, 2017 and 2016, there were no compensation expenses related to the issuance of stock option plans.

As of December 31, 2018, the Company does not have any unrecognized compensation cost related to stock options granted under the stock option plans.